Consolidated Statements of Financial Position - USD ($)	Dec. 31, 2023	Oct. 31, 2023	Oct. 31, 2022
Current assets
Cash	$ 6,804,579	$ 8,858,247	$ 1,582,384
Accounts receivable (Note 18)	1,642,990	2,109,424	1,643,959
Biological assets (Note 3)	1,723,342	1,566,822	1,199,519
Inventory (Note 4)	5,021,290	4,494,257	3,131,877
Prepaid expenses and other assets	420,336	392,787	352,274
Total current assets	15,612,537	17,421,537	7,910,013
Property and equipment (Note 8)	8,820,897	8,753,266	7,734,901
Notes receivable (Notes 6.2.1 and 6.2.2)	2,449,122	1,430,526
Warrants asset (Note 13.2)	1,761,382	1,361,366
Intangible assets and goodwill (Note 9)	725,668	725,668	725,668
Deferred tax assets (Note 20)	246,294	470,358
TOTAL ASSETS	29,615,900	30,162,721	16,370,582
Current liabilities
Accounts payable and accrued liabilities	1,358,962	2,359,750	1,821,875
Current portion of lease liabilities (Note 7)	925,976	824,271	1,025,373
Current portion of long-term debt (Note 10)	780,358	1,285,604	1,769,600
Business acquisition consideration payable (Note 5)	360,000	360,000	360,000
Unearned revenue			28,024
Derivative liability (Notes 11.1.1, 11.2 and 11.2.1)	7,471,519	7,808,500
Income tax payable	873,388	366,056	311,032
Total current liabilities	11,770,203	13,004,181	5,315,904
Lease liabilities (Note 7)	1,972,082	2,094,412	1,275,756
Long-term debt (Note 10)	82,346	102,913	839,222
Convertible debentures (Notes 11.1, 11.2 and 11.2.1)	2,459,924	2,412,762
TOTAL LIABILITIES	16,284,555	17,614,268	7,430,882
EQUITY
Share capital (Note 12)	24,593,422	24,539,422	21,858,827
Shares issuable (Note 12)			35,806
Contributed surplus (Notes 13 and 14)	8,186,297	8,081,938	6,505,092
Accumulated other comprehensive loss	(108,069)	(114,175)	(109,613)
Accumulated deficit	(20,353,629)	(20,996,449)	(21,356,891)
Equity attributable to shareholders	12,318,021	11,564,736	6,933,221
Non-controlling interest (Note 23)	1,013,324	983,717	2,006,479
TOTAL EQUITY	13,331,345	12,548,453	8,939,700
TOTAL LIABILITIES AND EQUITY	$ 29,615,900	$ 30,162,721	$ 16,370,582